Provisions for Legal Proceedings (Details) - USD ($)		12 Months Ended
	Mar. 09, 2023	Dec. 31, 2023	Dec. 31, 2022
Provisions for Legal Proceedings [Line Items]
Recognized settlements		$ 55,000,000
Unused provision reversed, other provisions			$ 24.5
Tax reserve		16,400,000
Possible loss potential		267,044,000	243,580,000
Proceeds civil tax		405,148,000	336,478,000
Tax and social security proceedings		5,350,000,000	3,560,000,000
Foreign subsidiaries chances of loss			1,200,000,000
Loss considered possible		233,000,000	204,000,000
Appeal for tax assessment		2,871,000,000
Pilgrims Pride Corporation (PPC) [Member]
Provisions for Legal Proceedings [Line Items]
Claim amount		29,000,000
Received final approval amount		195,500,000
Recognized settlements		498,500,000
Pilgrims Pride Corporation (PPC) [Member] | Tyson Foods Inc. [Member]
Provisions for Legal Proceedings [Line Items]
Recognized settlements	$ 11,000,000
Civil legal proceedings [Member]
Provisions for Legal Proceedings [Line Items]
Total provision		197,439	174,239
Brazil [Member] | Labor legal proceedings [Member]
Provisions for Legal Proceedings [Line Items]
Total provision		107,940	99,187
Brazil [Member] | Civil legal proceedings [Member]
Provisions for Legal Proceedings [Line Items]
Total provision		73,502	48,539
Brazil [Member] | Tax and Social - Changes in provisions [Member]
Provisions for Legal Proceedings [Line Items]
Tax and social security proceedings		133,006,000	104,126,000
JBS USA [Member]
Provisions for Legal Proceedings [Line Items]
Received final approval amount		57,300,000
Recognized settlements		43,500,000
Foreign subsidiaries chances of loss		2,300,000,000
State of Washington [Member]
Provisions for Legal Proceedings [Line Items]
Recognized settlements	$ 11,000,000
U.S. State Matters [Member]
Provisions for Legal Proceedings [Line Items]
Total provision		5,400,000
Broiler antitrust Litigation [Member] | Civil legal proceedings [Member]
Provisions for Legal Proceedings [Line Items]
Total provision		38,900,000	70,200,000
Pork Antitrust Litigation [Member] | Civil legal proceedings [Member]
Provisions for Legal Proceedings [Line Items]
Total provision		36,700,000	29.1
Beef Antitrust Litigation [Member]
Provisions for Legal Proceedings [Line Items]
Recognized settlements		77,500,000
Beef Antitrust Litigation [Member] | Beef DPPs [Member]
Provisions for Legal Proceedings [Line Items]
Recognized settlements		52.5
Beef Antitrust Litigation [Member] | Beef CIIPPs [Member]
Provisions for Legal Proceedings [Line Items]
Recognized settlements		25,000,000
Profits earned by foreign subsidiaries [Member]
Provisions for Legal Proceedings [Line Items]
Loss considered possible		200,000,000	100,000,000
Profits earned tax assessments [Member]
Provisions for Legal Proceedings [Line Items]
Loss considered possible		$ 238,000,000	$ 200,000,000